SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Beginning balance	21,924,307
Issuances	11,850,000	22,000,000
Exercises	(31,859)	(75,693)
Ending balance	33,742,448	21,924,307